LOSS BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Crediting:
Consultants share option expense		$ 435	¥ 3,074	¥ 16,152
Finance costs		(7)	(48)	191	(166)
Continuing Operation [Member]
Crediting:
Finance income		(1)	(5)	(13)	(13)
- Property, plant and equipment (Note 9)		1	5	29	62
- Right-of-use assets (Note 11)		98	691	700	719
Expense relating to short-term leases (Note 11)		28	194	353	601
- Financial assets at fair value through profit or loss					45,816
- Derivative financial liabilities		(120)	(847)	(1,007)	(7,467)
Expenses related to share-based payment		435	3,074
Consultants share option expense				16,152
Issuance expense related to placement					1,579
Other losses / (income)		(529)	(3,742)	(699)	(599)
Finance costs		7	48	(191)	166
Employee benefit expenses		168	1,192	1,171	1,517
Discontinued operations [member]
Crediting:
Finance income		(1,241)	(8,785)	(15,594)	(16,922)
- Property, plant and equipment (Note 9)		14	95	275	448
- Right-of-use assets (Note 11)		50	359	713	647
Expense relating to short-term leases (Note 11)		18	129	137
Other losses / (income)		20	142	(205)	782
Finance costs		270	1,906	3,586	4,193
Employee benefit expenses	[1]	701	4,960	9,416	9,979
Cost of sales
- Sales of water treatment equipment				94
- Construction service		345	2,435	8,580	12,876
- Opeartion and maintenance services		43	307		162
- Operation services related to service concession arrangement		442	3,130	5,811	5,067
- Construction services related to service concession arrangement					389
Cost of sales		830	5,872	14,485	18,494
Amortization of intangible assets* (Note 10)	[2]	65	460	813	884
Impairment losses/(reversal) on financial assets:
- Trade receivables		54	383	(3,989)	3,840
- Contract assets		501	3,545	171	357
- Other receivables		848	6,003	2,745	239
- Amount due from related companies					¥ (1,106)

[1]	The employee benefit expenses allocated to cost of sales amounted to CNY2,772, CNY1,418 and CNY870 (US$123), selling and distribution expenses amounted to CNY159, CNY111, CNY70 (US$10) and administrative expenses amounted to CNY8,565, CNY9,058 and CNY5,212 (US$736) on the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023.
[2]	The amortization of intangible assets allocated to cost of sales amounted to CNY730, CNY730 and CNY425 (US$60) and administrative expenses amounted to CNY154, CNY83 and CNY35 (US$5) on the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023.